Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Level III [Member] - Impaired Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 551	$ 3,033
Discounted Cash Flow [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	4 months	6 months
Discount rate	4.40%	3.60%
Discounted Cash Flow [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	24 years 6 months	25 years 6 months
Discount rate	7.50%	7.50%
Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	20 months 9 days	16 months 21 days
Discount rate	5.30%	5.20%
Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 1,522	$ 85
Liquidation expense	(10.00%)	(10.00%)
Appraisal of Collateral [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	0.00%	0.00%
Appraisal of Collateral [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(25.00%)	0.00%
Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(6.80%)	(36.00%)